Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Expenses and Other Current Liabilities [Abstract]
Components Of Accrued Expenses And Other Liabilities [Table Text Block]
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2016	2017
Other taxes payable	$901,027	$1,344,814
Accrued employee payroll and welfare	3,618,234	1,685,492
Other payable	608,232	832,548
Accrued expenses	3,574,243	4,717,604
Advances from customers	430,430	63,298

	$9,132,166	$8,643,756